Long-Term Debt	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT As at

	June 30,	December 31,
($ millions)	2021	2020
Long-term debt	24,156	23,534
Credit facility borrowings	659	980
Total long-term debt	24,815	24,514
Less: Deferred financing costs and debt discounts	(150)	(147)
Less: Current installments of long-term debt	(723)	(1,254)
	23,942	23,113

Long-Term Debt Issuances		Interest
Year-to-Date June 30, 2021	Month	Rate				Use of
($ millions, except as noted)	Issued	(%)	Maturity	Amount		Proceeds
UNS Energy
Unsecured senior notes	May	3.25	2051	US	325	(1) (2)
Central Hudson
Unsecured senior notes	March	3.29	2051	US	75	(1) (2)
FortisBC Energy
Unsecured debentures	April	2.42	2031	150		(3)
Fortis
Unsecured senior notes	May	2.18	2028	500		(1) (2) (3)
(1)    Repay maturing long-term debt
(2)    General corporate purposes
(3)    Repay credit facility borrowings

In July 2021, ITC priced 30-year US$75 million series A secured senior notes at 2.90% with an expected issuance date in August 2021, with a delayed issuance of another US$75 million series B secured senior notes at 3.05% expected to be issued in May 2022. The net proceeds are expected to fund or refinance a portfolio of eligible green projects, repay credit facility borrowings, fund capital expenditures and be used for other general corporate purposes.

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2021	2020
Total credit facilities	3,556	1,380	4,936	5,581
Credit facilities utilized:
Short-term borrowings (1)	(269)	—	(269)	(132)
Long-term debt (including current portion) (2)	(591)	(68)	(659)	(980)
Letters of credit outstanding	(69)	(47)	(116)	(130)
Credit facilities unutilized	2,627	1,265	3,892	4,339
(1)    The weighted average interest rate was 0.3% (December 31, 2020 - 0.8%).
(2)    The weighted average interest rate was 1.1% (December 31, 2020 - 0.9%). The current portion was $162 million (December 31, 2020 - $651 million).

Credit facilities are syndicated primarily with large banks in Canada and the United States, with no one bank holding more than 20% of the total facilities. Approximately $4.7 billion of the total credit facilities are committed facilities with maturities ranging from 2022 through 2026.

See Note 14 in the 2020 Annual Financial Statements for a description of the credit facilities as at December 31, 2020.
In April 2021, the Corporation's unsecured $500 million revolving one-year term committed credit facility expired and was not renewed, and in June 2021, the Corporation extended its unsecured $1.3 billion revolving term committed credit facility to July 2026.